FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.2%
	APPAREL & TEXTILE PRODUCTS - 1.4%
14,423	NIKE, Inc., Class B	$ 873,890

	ASSET MANAGEMENT - 3.0%
15,119	KKR & Company, Inc.	1,836,354

	BANKING - 5.3%
7,966	M&T Bank Corporation	1,454,909
30,512	US Bancorp	1,330,018
6,552	Wells Fargo & Company	489,959
		3,274,886
	BIOTECH & PHARMA - 1.3%
1,094	Eli Lilly & Company	807,011

	CHEMICALS - 2.5%
3,324	Linde PLC	1,554,236

	DIVERSIFIED INDUSTRIALS - 2.1%
4,339	General Electric Company	1,067,004
878	Honeywell International, Inc.	199,016
		1,266,020
	E-COMMERCE DISCRETIONARY - 2.4%
7,133	Amazon.com, Inc.(a)	1,462,336

	ELECTRICAL EQUIPMENT - 1.5%
1,881	GE Vernova, LLC	889,675

	ENTERTAINMENT CONTENT - 1.9%
2,721	Take-Two Interactive Software, Inc.(a)	615,708
4,999	Walt Disney Company (The)	565,087
		1,180,795
	FOOD - 1.7%
15,775	Mondelez International, Inc., Class A	1,064,655

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	HOUSEHOLD PRODUCTS - 1.7%
6,297	Procter & Gamble Company (The)	$ 1,069,797

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
870	Goldman Sachs Group, Inc. (The)	522,392

	INSURANCE - 15.8%
9,127	Berkshire Hathaway, Inc., Class B(a)	4,599,643
4,547	Brown & Brown, Inc.	513,356
1,435	Enstar Group Ltd.(a)	480,739
12,454	Progressive Corp./The	3,548,518
310	White Mountains Insurance Group Ltd.	553,288
		9,695,544
	INTERNET MEDIA & SERVICES - 3.2%
2,848	Alphabet, Inc., Class C	492,277
2,271	Meta Platforms, Inc., Class A	1,470,449
		1,962,726
	LEISURE FACILITIES & SERVICES - 1.3%
1,160	McDonald's Corporation	364,066
5,324	Starbucks Corporation	446,950
		811,016
	MACHINERY - 2.0%
12,360	Veralto Corporation	1,248,731

	MEDICAL EQUIPMENT & DEVICES – 4.9%
3,944	Abbott Laboratories	526,840
11,809	Danaher Corporation	2,242,529
1,273	West Pharmaceutical Services, Inc.	268,412
		3,037,781
	OIL & GAS PRODUCERS - 2.0%
10,728	Phillips 66	1,217,413

	RETAIL - CONSUMER STAPLES - 0.7%
4,301	Walmart, Inc.	424,595

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	RETAIL - DISCRETIONARY - 4.0%
410	AutoZone, Inc.(a)	$ 1,530,546
4,049	Lowe's Companies, Inc.	913,981
		2,444,527
	SEMICONDUCTORS - 5.3%
10,146	Applied Materials, Inc.	1,590,385
445	ASML Holding N.V. - ADR	327,863
69,652	Intel Corporation	1,361,697
		3,279,945
	SOFTWARE - 9.1%
1,859	ANSYS, Inc.(a)	614,994
30,685	Blackline, Inc.(a)	1,716,212
2,705	Microsoft Corporation	1,245,274
7,512	Salesforce, Inc.	1,993,459
		5,569,939
	SPECIALTY FINANCE - 5.2%
10,876	American Express Company	3,198,088

	TECHNOLOGY SERVICES - 8.4%
3,943	Mastercard, Inc., Class A	2,309,021
7,863	Visa, Inc., Class A	2,871,489
		5,180,510
	TOBACCO & CANNABIS - 3.3%
11,234	Philip Morris International, Inc.	2,028,748

	TRANSPORTATION & LOGISTICS - 1.6%
3,518	Expeditors International of Washington, Inc.	396,584
2,731	Union Pacific Corporation	605,354
		1,001,938
	TRANSPORTATION EQUIPMENT - 1.1%
6,552	Allison Transmission Holdings, Inc.	678,263

FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.6%
4,812	Sysco Corporation	$ 351,276

	TOTAL COMMON STOCKS (Cost $35,150,147)	57,933,087

	SHORT-TERM INVESTMENT — 5.9%
	MONEY MARKET FUND - 5.9%
3,595,564	Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.20% (Cost $3,595,564)(b)	3,595,564

	TOTAL INVESTMENTS - 100.1% (Cost $38,745,711)	$ 61,528,651
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(44,062)
	NET ASSETS - 100.0%	$ 61,484,589

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2025.